DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants using Black-Scholes valuation technique (Details)	Sep. 30, 2015 $ / shares	Dec. 31, 2014 $ / shares
August 2013 Private Placement
Fair market value of common stock	$ .01	$ 0.01
Exercise price	$ 0.35	$ 0.35
Term	.89	1.63
Volatility range	59.92%	71.65%
Risk-free rate	0.33%	0.67%
October 2013 Private Placement
Fair market value of common stock	$ .01	$ 0.01
Exercise price	$ 0.35	$ 0.35
Term	1.04	1.78
Volatility range	65.11%	73.33%
Risk-free rate	0.33%	0.67%
February 2013 Private Placement
Fair market value of common stock	$ .01	$ 0.01
Exercise price	$ 0.35	$ 0.35
Term	1.37	2.11
Volatility range	62.42%	64.69%
Risk-free rate	0.33%	0.67%
June 2013 Private Placement
Fair market value of common stock	$ .01	$ 0.01
Exercise price	$ 0.35	$ 0.35
Term	.75	1.48
Volatility range	56.96%	71.47%
Risk-free rate	0.33%	0.67%
2012 Private Placement
Fair market value of common stock	$ .01	$ 0.01
Exercise price	$ 0.35	$ 0.35
Risk-free rate	0.33%	0.67%